PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 225,755	$ 233,641
Less accumulated depreciation and amortization	89,152	92,260
Total premises and equipment	136,603	141,381
Operating Leases, Rent Expense	7,000	7,600	$ 8,300
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	41,398	42,238
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	108,648	109,806
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	53,054	57,536
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	19,806	17,948
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 2,849	$ 6,113